FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number:
                                                -----
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:      Marietta Investment Partners, LLC
Address:   100 East Wisconsin Avenue, Suite 2650
           Milwaukee, WI 53202

Form 13F File Number:  28-05741
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Christine M. Smyth
Title:    Development Director and Chief Compliance Officer
Phone:    (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    02/07/2011
----------------------   ---------------------   ------------
    (Signature)              (City, State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        113

Form 13F Information Table Value Total:   $170,018
                                        (thousands)

List of Other Included Managers:              None

                                    Marietta Investment Partners, LLC
                                       Form 13F Information Table
                                          December 31, 2010

                                                                                                     Voting Authority
                                                                                                  ----------------------
                                                          Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole     Shared None
---------------------------    --------------   --------- -------- ------- --- ---- ------- ----- -------  ------ ------
3M CO.                         COM              88579Y101    1,203  13,934 SH       Sole            13,934
ABB LTD.                       SPONSORED ADR    000375204    4,434 197,502 SH       Sole           155,372        42,130
ABBOTT LABS                    COM              002824100    1,189  24,827 SH       Sole            24,827
ACME PACKET INC.               COM              004764106      393   7,390 SH       Sole             7,290           100
ALTRIA GROUP INC.              COM              02209S103      214   8,690 SH       Sole             8,690
AMAZON COM INC.                COM              023135106    1,205   6,695 SH       Sole             6,670            25
AMERICAN ELEC PWR INC.         COM              025537101      221   6,138 SH       Sole             5,968           170
AMPHENOL CORP NEW              CL A             032095101    2,565  48,603 SH       Sole            32,693        15,910
APPLE COMPUTER INC.            COM              037833100    7,017  21,754 SH       Sole            18,296         3,458
AT&T INC.                      COM              00206R102      201   6,826 SH       Sole             6,826
BAIDU COM INC.                 SPON ADR REP A   056752108      450   4,660 SH       Sole             4,470           190
BARRICK GOLD CORP.             COM              067901108    1,147  21,575 SH       Sole            21,375           200
BERKSHIRE HATHAWAY INC.        CL B NEW         084670702    1,923  24,000 SH       Sole            24,000
BHP BILLITON LTD.              SPONSORED ADR    088606108    5,226  56,243 SH       Sole            44,503        11,740
BRIGGS & STRATTON CORP.        COM              109043109      250  12,700 SH       Sole            12,700
BRISTOL MYERS SQUIBB           COM              110122108      339  12,800 SH       Sole            12,800
CAMERON INTL CORP.             COM              13342B105    3,668  72,305 SH       Sole            53,745        18,560
CAMPBELL SOUP CO.              COM              134429109      382  11,000 SH       Sole            11,000
CERNER CORP.                   COM              156782104      332   3,500 SH       Sole             3,500
CHEVRON CORP NEW               COM              166764100    1,922  21,065 SH       Sole            21,065
CHIPOTLE MEXICAN GRILL         COM              169656105      233   1,095 SH       Sole             1,095
CITRIX SYS INC.                COM              177376100      395   5,770 SH       Sole             5,700            70
CNOOC LTD.                     SPONSORED ADR    126132109    6,401  26,853 SH       Sole            19,978         6,875
COACH INC.                     COM              189754104    1,799  32,525 SH       Sole            32,425           100
COCA COLA CO.                  COM              191216100      400   6,076 SH       Sole             6,031            45
COGNIZANT TECH SOLUTNS.        CL A             192446102    5,198  70,920 SH       Sole            54,270        16,650
COMPANHIA DE BEBIDAS           SPON ADR PFD     20441W203    5,266 169,705 SH       Sole           126,530        43,175
CONOCOPHILLIPS                 COM              20825C104      486   7,141 SH       Sole             7,141
CORE LABORATORIES N V          COM              N22717107      917  10,300 SH       Sole            10,000           300
COSAN LTD.                     SHS A            G25343107      175  12,850 SH       Sole            12,240           610
CTRIP COM INTL LTD.            AMERICAN DEP SHS 22943F100    3,799  93,928 SH       Sole            71,848        22,080
CUMMINS INC.                   COM              231021106    3,104  28,212 SH       Sole            20,422         7,790
DEERE & CO.                    COM              244199105    4,258  51,266 SH       Sole            41,186        10,080
DOMINION RES VA NEW            COM              25746U109      807  18,884 SH       Sole            18,884
DU PONT E I DE NEMOURS         COM              263534109      941  18,870 SH       Sole            18,870
E M C CORP MASS                COM              268648102      211   9,230 SH       Sole             9,230
EDWARDS LIFESCIENCES           COM              28176E108    5,360  66,305 SH       Sole            50,175        16,130
EMERSON ELEC CO.               COM              291011104      544   9,515 SH       Sole             9,515
EXPRESS SCRIPTS INC.           COM              302182100      636  11,768 SH       Sole            11,678            90
EXXON MOBIL CORP.              COM              30231G102    4,678  63,972 SH       Sole            63,972
F5 NETWORKS INC.               COM              315616102      357   2,740 SH       Sole             2,545           195
FASTENAL CO.                   COM              311900104      970  16,191 SH       Sole            16,191
FIDELITY NATL INFO SVC.        COM              31620M106      430  15,717 SH       Sole            15,717
FISERV INC.                    COM              337738108    1,982  33,850 SH       Sole            33,850
FLOWSERVE CORP.                COM              34354P105      237   1,985 SH       Sole             1,940            45
FLUOR CORP NEW                 COM              343412102      558   8,414 SH       Sole             8,314           100
FOMENTO ECO MEX S A B          SPON ADR UNITS   344419106    2,613  46,723 SH       Sole            31,568        15,155
FREEPORT-MCMORAN COP&G         COM              35671D857      551   4,587 SH       Sole             4,497            90
GOLDCORP INC NEW               COM              380956409      409   8,900 SH       Sole             8,900
GOOGLE INC.                    CL A             38259P508      552     929 SH       Sole               916            13
HDFC BANK LTD.                 ADR REPS 3 SHS   40415F101    3,856  23,073 SH       Sole            17,764         5,309
HESS CORP.                     COM              42809H107      283   3,700 SH       Sole             3,700
INTEL CORP.                    COM              458140100      238  11,300 SH       Sole            11,300
INTERNATIONAL BUSINESS MACHS C COM              459200101    1,297   8,837 SH       Sole             8,772            65
ISHARES TR                     RUSSELL MCP GR   464287481      286   5,050 SH       Sole             5,050
ISHARES TR                     RUSSELL1000GRW   464287614      382   6,680 SH       Sole             6,680
ISHARES TR                     S&P SMLCAP 600   464287804      498   7,271 SH       Sole             7,271
ITAU UNIBANCO BANCO MU         SPON ADR REP PFD 465562106    3,133 130,472 SH       Sole            94,604        35,868
JOHNSON & JOHNSON              COM              478160104      832  13,448 SH       Sole            13,448
JOHNSON CTLS INC.              COM              478366107    1,133  29,650 SH       Sole            29,650
JPMORGAN CHASE & COMPANY       COM              46625H100      382   9,005 SH       Sole             8,950            55
KIMBERLY CLARK CORP.           COM              494368103    1,537  24,376 SH       Sole            24,376
KOHLS CORP.                    COM              500255104      299   5,500 SH       Sole             5,500
LAN AIRLINES S A               SPONSORED ADR    501723100      320  10,400 SH       Sole             7,970         2,430
LUBRIZOL CORP.                 COM              549271104    2,469  23,099 SH       Sole            16,449         6,650
MANPOWER INC.                  COM              56418H100      611   9,732 SH       Sole             9,732
MAXWELL TECHNOLOGIES           COM              577767106      238  12,600 SH       Sole            12,600
MEDCO HEALTH SOLUTIONS         COM              58405U102    1,532  25,000 SH       Sole            25,000
METTLER TOLEDO INTL.           COM              592688105    3,030  20,041 SH       Sole            13,371         6,670
MYRIAD GENETICS INC.           COM              62855J104      279  12,213 SH       Sole            12,213
NATIONAL OILWELL VARCO         COM              637071101    3,977  59,132 SH       Sole            41,032        18,100
NATIONAL PRESTO INDS.          COM              637215104      707   5,437 SH       Sole             5,437
NETAPP INC.                    COM              64110D104      264   4,800 SH       Sole             4,700           100
NEWMONT MINING CORP.           COM              651639106      751  12,230 SH       Sole            12,230
NIKE INC.                      CL B             654106103    3,164  37,044 SH       Sole            25,124        11,920
NOVO-NORDISK A S               ADR              670100205    7,793  69,228 SH       Sole            56,436        12,792
OCCIDENTAL PETE CP DEL         COM              674599105    1,065  10,860 SH       Sole            10,710           150
OCEANEERING INTL INC.          COM              675232102      209   2,840 SH       Sole             2,840
PANERA BREAD CO.               CL A             69840W108      509   5,030 SH       Sole             4,940            90
PEPSICO INC.                   COM              713448108    2,121  32,460 SH       Sole            32,460
PERRIGO CO.                    COM              714290103      832  13,145 SH       Sole            13,080            65
PETROLEO BRASILEIRO SA         SPONSORED ADR    71654V408      423  11,188 SH       Sole            10,963           225
PHILIP MORRIS INTL INC.        COM              718172109      663  11,327 SH       Sole            11,327
PPG INDS INC.                  COM              693506107      426   5,064 SH       Sole             5,064
PRAXAIR INC.                   COM              74005P104      385   4,035 SH       Sole             3,980            55
PRICESMART INC.                COM              741511109      208   5,460 SH       Sole             5,460
PROCTER & GAMBLE CO.           COM              742718109    1,907  29,640 SH       Sole            29,440           200
RESMED INC.                    COM              761152107    3,208  92,615 SH       Sole            72,055        20,560
RIVERBED TECH INC.             COM              768573107      220   6,250 SH       Sole             6,250
ROVI CORP.                     COM              779376102    4,472  72,123 SH       Sole            53,733        18,390
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    1,650  24,712 SH       Sole            24,712
SARA LEE CORP.                 COM              803111103      465  26,539 SH       Sole            26,539
SIGMA ALDRICH CORP.            COM              826552101      506   7,600 SH       Sole             7,600
SINA CORP.                     ORD              G81477104      283   4,110 SH       Sole             3,760           350
SKYWORKS SOLUTIONS INC.        COM              83088M102    1,348  47,090 SH       Sole            44,190         2,900
SMITH A O                      COM              831865209      880  23,100 SH       Sole            23,100
SMUCKER J M CO.                COM NEW          832696405      217   3,300 SH       Sole             3,300
SNAP ON INC.                   COM              833034101      619  10,948 SH       Sole            10,948
SOTHEBYS                       COM              835898107      806  17,910 SH       Sole            15,080         2,830
SPDR TR                        TR UNIT          78462F103      385   3,063 SH       Sole             3,023            40
SXC HEALTH SOLUTIONS           COM              78505P100      252   5,880 SH       Sole             5,580           300
TATA MTRS LTD.                 SPONSORED ADR    876568502    4,844 165,114 SH       Sole           129,379        35,735
TENARIS S A                    SPONSORED ADR    88031M109    1,329  27,134 SH       Sole            13,604        13,530
TJX COS INC NEW                COM              872540109      286   6,443 SH       Sole             6,343           100
UNION PAC CORP.                COM              907818108    2,382  25,710 SH       Sole            19,650         6,060
US BANCORP DEL                 COM NEW          902973304      357  13,236 SH       Sole            13,236
VALE S A                       ADR              91912E105    4,598 132,993 SH       Sole           103,483        29,510
VMWARE INC.                    CL A COM         928563402      216   2,430 SH       Sole             2,380            50
WARNACO GROUP INC.             COM NEW          934390402      240   4,360 SH       Sole             4,360
WEATHERFORD INTL LTD.          REG              H27013103    1,126  49,366 SH       Sole            49,366
WISCONSIN ENERGY CORP.         COM              976657106      290   4,925 SH       Sole             4,925
YAHOO INC.                     COM              984332106      206  12,400 SH       Sole            12,100           300
YUM BRANDS INC.                COM              988498101    2,246  45,798 SH       Sole            36,058         9,740
REPORT SUMMARY                              113            170,018